Transactions with related parties (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues and expenses
Net Interest income		R$ (931,206)	R$ (1,280,078)	R$ (167,583)
Other revenues		441,381	360,286	337,070
Other expenses		(291,752)	(226,835)	(248,664)
Controllers
Revenues and expenses
Net Interest income	[1]	(887,059)	(1,129,931)	(78,813)
Other revenues	[1]	0	0	0
Other expenses	[1]	(2,652)	(2,391)	(2,160)
Associates and Jointly controlled companies
Revenues and expenses
Net Interest income	[2]	40,671	(41,814)	(426)
Other revenues	[2]	441,381	360,286	337,070
Other expenses	[2]	(289,100)	(224,444)	(246,504)
Key management personnel
Revenues and expenses
Net Interest income	[3]	(84,818)	(108,333)	(88,344)
Other revenues	[3]	0	0	0
Other expenses	[3]	R$ 0	R$ 0	R$ 0

[1]	Cidade de Deus Cia. Cial. de Participacoes, Fundacao Bradesco, NCF Participacoes S.A., Titanium Holdings S.A., BBD Participacoes S.A. and Nova Cidade de Deus Participacoes S.A.;
[2]	Companies listed in Note 2; and
[3]	Members of the Board of Directors and the Board of Executive Officers.